BHR INSTITUTIONAL FUNDS

                       CLARIVEST INTERNATIONAL EQUITY FUND
                         CLARIVEST SMID CAP GROWTH FUND

                                 CLASS I SHARES
                                 CLASS II SHARES

                       SUPPLEMENT DATED DECEMBER 21, 2007
                      TO THE PROSPECTUS DATED JULY 1, 2007

         Effective immediately, Edward B. Wagner has joined the investment team for the ClariVest SMid Cap Growth Fund and serves as co-portfolio manager along with Todd N. Wolter. Accordingly, the second and third sentences under the heading "Investment Team" on page 12 of the Prospectus are revised and restated as follows:

"David Vaughn acts as Portfolio Manager for the International Equity Fund and Todd Wolter and Edward Wagner act as co-Portfolio Managers for the SMid Cap Growth Fund. Although Mr. Vaughn, Mr. Wolter, and Mr. Wagner are primarily responsible for making investment decisions for their respective Funds, all of the members of the investment teams listed below, regardless of title, play an integral part of generating investment ideas and are involved in making securities recommendations for the Funds."

Additionally, the following information is added under the heading Investment Team - SMid Cap Growth Fund on page 13 of the Prospectus:

EDWARD B. WAGNER, CFA.
Senior Application Engineer (Business Analyst), Geneva Group at Advent Software; 08/05 - 11/07
Investment Analyst, Systematic Group at Nicholas Applegate Capital Mgmt.;
02/00 - 03/03
Vestek Systems; Smith Barney
M.B.A. - Australian Graduate School of Management (AGSM)
B.A. (Economics) - University of California at San Diego

                             BHR INSTITUTIONAL FUNDS

                       CLARIVEST INTERNATIONAL EQUITY FUND
                         CLARIVEST SMID CAP GROWTH FUND

                                 CLASS I SHARES
                                 CLASS II SHARES

                       SUPPLEMENT DATED DECEMBER 21, 2007
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                         DATED JULY 1, 2007 (THE "SAI")


         Effective immediately, Edward B. Wagner has joined the investment team for the ClariVest SMid Cap Growth Fund and serves as co-portfolio manager along with Todd N. Wolter. Accordingly, the following information for the SMid Cap Growth Fund is added under the heading "Portfolio Managers - Other Accounts Managed by the Portfolio Managers" on page 16 of the SAI:


PORTFOLIO MANAGERS - OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS

THE FOLLOWING INFORMATION IS AS OF DECEMBER 18, 2007:

CLARIVEST SMID CAP GROWTH FUND
Edward B. Wagner, Portfolio Manager

      ------------------------------------------------------------------------------------------------------


                                                                NUMBER OF ACCOUNTS         TOTAL ASSETS
                                                                  MANAGED WITH            MANAGED WITH
                               NUMBER OF      TOTAL ASSETS      PERFORMANCE-BASED       PERFORMANCE-BASED
       TYPE OF ACCOUNTS     ACCOUNTS MANAGED    MANAGED           ADVISORY FEES          ADVISORY FEES
      ------------------------------------------------------------------------------------------------------
         Ed Wagner
      ------------------------------------------------------------------------------------------------------
      Registered Investment      6                                     -                       -
      Companies                              $233,845,438
      ------------------------------------------------------------------------------------------------------
      Other Pooled               9           $590,131,133              3                  $212,947,230
      Investment Vehicles
      ------------------------------------------------------------------------------------------------------
      Other Accounts            15         $1,234,796,736              -                       -

      ------------------------------------------------------------------------------------------------------


The portfolio managers did not beneficially own any securities of the Funds as of December 19, 2007.